SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - TopBuild Corp. 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	47-3096382
Plan number	001
Current Value	$ 674,592,317
Notes receivable from participants	20,089,364
Cost	0
Total Investments and Loans	$ 694,681,681
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Minimum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of notes receivable from participants	3.25%
Maximum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of notes receivable from participants	8.50%
Mutual funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 136,365,158
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Collective trust funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 511,371,646
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Brokerage accounts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 19,038,285
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TopBuild Stock Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 7,817,228
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS FIAM Small Capitalization Core Commingled Pool - Class G Collective trust fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FiamSmallCapitalizationCoreCommingledPoolClassGMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 3,079,556
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS FID FRDM Index Target Date 2010 Trust Lifecycle fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidFrdmIndexTargetDate2010TrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 825,638
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS FID FRDM Index Target Date 2015 Trust Lifecycle fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidFrdmIndexTargetDate2015TrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 2,824,828
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS FID FRDM Index Target Date 2020 Trust Lifecycle fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidFrdmIndexTargetDate2020TrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 17,464,506
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS FID FRDM Index Target Date 2025 Trust Lifecycle fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidFrdmIndexTargetDate2025TrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 52,847,518
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS FID FRDM Index Target Date 2030 Trust Lifecycle fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidFrdmIndexTargetDate2030TrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 76,295,858
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS FID FRDM Index Target Date 2035 Trust Lifecycle fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidFrdmIndexTargetDate2035TrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 86,324,500
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS FID FRDM Index Target Date 2040 Trust Lifecycle fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidFrdmIndexTargetDate2040TrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 76,072,743
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS FID FRDM Index Target Date 2045 Trust Lifecycle fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidFrdmIndexTargetDate2045TrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 65,966,524
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS FID FRDM Index Target Date 2050 Trust Lifecycle fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidFrdmIndexTargetDate2050TrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 54,782,662
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS FID FRDM Index Target Date 2055 Trust Lifecycle fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidFrdmIndexTargetDate2055TrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 30,766,613
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS FID FRDM Index Target Date 2060 Trust Lifecycle fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidFrdmIndexTargetDate2060TrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 23,154,191
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS FID FRDM Index Target Date 2065 Trust Lifecycle fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidFrdmIndexTargetDate2065TrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 14,088,150
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS FID FRDM Index Target Date Income Trust Lifecycle fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidFrdmIndexTargetDateIncomeTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 1,352,415
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: COLLECTIVE TRUST FUNDS Managed Income Portfolio - Class 2 Collective trust fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	Managed Income Portfolio, Class 2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Current Value	$ 5,525,944
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MUTUAL FUNDS Dodge & Cox Stock Fund Domestic equity fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:DodgeAndCoxStockFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 14,114,425
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MUTUAL FUNDS Fidelity® 500 Index Fund Domestic equity fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:Fidelity500IndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 51,406,863
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MUTUAL FUNDS Fidelity® Diversified International Fund - Class K International fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidelityDiversifiedInternationalFundClassKMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 3,775,380
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MUTUAL FUNDS Fidelity® Extended Market Index Fund Domestic equity fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidelityExtendedMarketIndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 6,946,262
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MUTUAL FUNDS Fidelity® Global ex U.S. Index Fund International fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidelityGlobalExU.s.IndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 13,464,623
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MUTUAL FUNDS Fidelity® U.S. Bond Index Fund Bond fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidelityU.s.BondIndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 6,191,167
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MUTUAL FUNDS Fidelity® Government Money Market Fund Money market fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:FidelityGovernmentMoneyMarketFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 11,606,125
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MUTUAL FUNDS Harbor Capital Appreciation Fund - Institutional Class Domestic equity fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:HarborCapitalAppreciationFundInstitutionalClassMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 18,082,259
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MUTUAL FUNDS PIMCO Total Return Fund - Institutional Class Bond fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	bld:PimcoTotalReturnFundInstitutionalClassMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 10,778,054
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember